Annual Fund Operating Expenses - Investor - Vanguard Municipal Cash Management Fund - Investor Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.01%